Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 17: Commitments and Contingencies
Lease Commitments
Operating Leases
We lease our corporate administrative, marketing, and product development facilities in Bellevue, Washington under operating leases that expire December 31, 2019 and December 31, 2017.
We lease our Redbox facility in Oakbrook Terrace, Illinois under an operating lease that expires on July 31, 2021. Under certain circumstances, we have the ability to extend the lease for a five-year period, rent additional office space under a right of first offer and refusal and have the option to terminate the lease in July 2016. Under the terms of the lease, we are responsible for certain tax, construction and operating costs associated with the rented space.
During 2014 we consolidated our ecoATM business offices and facilities into one new location in San Diego, California. The lease for the space we vacated during 2014 will expire in 2015. The new location occupies 53,512 square feet and consists of facilities supporting administration, marketing, engineering, customer service and inventory processing. The lease for this space will expire on October 31, 2024.
Rent expense under our operating lease agreements was $16.8 million, $12.3 million and $9.0 million during 2014, 2013 and 2012, respectively.
Capital Leases
We lease automobiles and computer equipment under capital leases expiring at various dates through 2019. In most circumstances, we expect that, in the normal course of business, these leases will be renewed or replaced by other leases.
Assets held under capital leases are included in property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31,
	2014	2013
Gross property and equipment	$41,336	$48,992
Accumulated depreciation	(26,831)	(28,489)
Net property and equipment	$14,505	$20,503

As of December 31, 2014, our future minimum lease payments are as follows:

Dollars in thousands	Capital Leases	Operating Leases(1)
2015	$11,475	$18,527
2016	3,110	13,617
2017	810	11,190
2018	311	8,808
2019	191	12,685
Thereafter	102	8,172
Total minimum lease commitments	15,999	$72,999
Less: amounts representing interest	(608)
Present value of capital lease obligations	15,391
Less: Current portion of capital lease obligations	(11,026)
Long-term portion of capital lease obligations	$4,365

(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.
Purchase Commitments
We have entered into certain miscellaneous purchase agreements, primarily related to purchases of equipment, which resulted in total purchase commitments of $62.0 million as of December 31, 2014.
Pursuant to the manufacturing and services agreement entered into as part of the NCR Asset Acquisition, Outerwall, Redbox or an affiliate were committed to purchase goods and services from NCR for a period of five years from June 22, 2012. At the end of the five-year period, if the aggregate amount paid in margin to NCR for goods and services delivered were to equal less than $25.0 million, Outerwall was to pay NCR the difference between such aggregate amount and $25.0 million. We made purchases in 2014 and 2013 that reduced this commitment by $2.1 million and $7.1 million, respectively. As of December 31, 2014, our remaining commitment is $15.8 million under this arrangement.
Content License Agreements
On November 20, 2014 Redbox announced a contract extension with Paramount Home Entertainment under the existing terms. The one-year extension maintains day-and-date access for our customers to Paramount titles through the end of 2015 and requires us to issue 50,000 shares of additional restricted stock to Paramount during the first quarter of 2015 which will vest immediately. See Note 9: Share-Based Payments for more information about our share-based payments for content arrangements.
We have entered into certain license agreements to obtain content for movie and video game rentals. A summary of the estimated commitments in relation to these agreements as of December 31, 2014 is presented in the following table:

Dollars in thousands		Years Ended December 31,
	Total	2015	2016
Lionsgate	$128,479	$71,472	$57,007
Sony	106,356	106,356	—
Universal	99,305	96,923	2,382
Paramount	98,773	98,773	—
Fox	39,600	39,600	—
Warner	3,559	3,559	—
Total estimated commitments	$476,072	$416,683	$59,389

General terms of our content license agreements with studios are as follows as of December 31, 2014:

Studio	End Date		Release Date
Lionsgate	9/30/2016	(1)	Day & Date	(2)
Sony	9/30/2015	(3)	Day & Date	(2)
Universal	12/31/2015		Delay	(4)
Paramount	12/31/2015	(3)	Day & Date	(2)
Fox	4/21/2015		Delay	(4)
Warner	12/31/2014		Delay	(4)

(1)	Agreement extends the term of the arrangement automatically for an additional year under certain conditions.

(2)	Content licensed under the agreement is available for rental on the same day and date as the retail release.

(3)	Agreement includes, at the studio’s sole discretion, the option of a one-year extension following the end date.

(4)	Content licensed under the agreement is available for rental after a certain number of days following the retail release.
Revenue Share Commitments
Certain of our Retailer agreements include minimum revenue share commitments through the term of the arrangement. Our minimum commitments under these agreements are presented in the following table:

Dollars in thousands		Years Ended December 31,
	Total	2015	2016	2017	2018
Redbox	$6,627	$3,195	$2,616	$653	$163

Letters of Credit
As of December 31, 2014, we had six irrevocable standby letters of credit that totaled $6.4 million. These standby letters of credit, which expire at various times through September 2015, are used to collateralize certain obligations to third parties. As of December 31, 2014, no amounts were outstanding under these standby letter of credit agreements.
Legal Matters
In October 2009, an Illinois resident, Laurie Piechur, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. The plaintiff alleged that, among other things, Redbox charges consumers illegal and excessive late fees in violation of the Illinois Consumer Fraud and Deceptive Business Practices Act, and that Redbox's rental terms violate the Illinois Rental Purchase Agreement Act or the Illinois Automatic Contract Renewal Act and the plaintiff is seeking monetary damages and other relief. In November 2009, Redbox removed the case to the U.S. District Court for the Southern District of Illinois. In February 2010, the District Court remanded the case to the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. In May 2010, the court denied Redbox's motion to dismiss the plaintiff's complaint. In November 2011, the plaintiff moved for class certification, and Redbox moved for summary judgment. The court denied Redbox's motion for summary judgment in February 2012. The plaintiff filed an amended complaint on April 19, 2012, and an amended motion for class certification on June 5, 2012. The court denied Redbox's motion to dismiss the amended complaint. The amended class certification motion was briefed and argued. At the hearing on plaintiff's amended motion for class certification, the plaintiff dismissed all claims but two and is pursuing only her claims under the Illinois Rental Purchase Agreement Act and the Illinois Automatic Contract Renewal Act. On May 21, 2013, the court denied plaintiff's amended class action motion. On January 29, 2014, the Illinois Supreme Court denied plaintiff’s petition for leave to appeal the trial court’s denial of class certification. Redbox has moved to dismiss all remaining claims on mootness grounds, and the Court granted Redbox’s motion on December 11, 2014. The plaintiffs appealed on January 7, 2015. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it was not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
In March 2011, a California resident, Blake Boesky, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the U.S. District Court for the Northern District of Illinois. The plaintiff alleges that Redbox retains personally identifiable information of consumers for a time period in excess of that allowed under the Video Privacy Protection Act, 18 U.S.C. §§ 2710, et seq. A substantially similar complaint was filed in the same court in March 2011 by an Illinois resident, Kevin Sterk. Since the filing of the complaint, Blake Boesky has been replaced by a different named plaintiff, Jiah Chung, and an amended complaint has been filed alleging disclosures of personally identifiable information, in addition to plaintiffs' claims of retention of such information. Plaintiffs are seeking statutory damages, injunctive relief, attorneys' fees, costs of suit, and interest. The court has consolidated the cases. The court denied Redbox's motion to dismiss the plaintiffs' claims upon interlocutory appeal. The U.S. Court of Appeals for the Seventh Circuit reversed the district court's denial of Redbox's motion to dismiss plaintiff's claims involving retention of information, holding that the plaintiffs could not maintain a suit for damages under this theory. On April 25, 2012, the plaintiffs amended their complaint to add claims under the Stored Communications Act, 18 U.S.C. § 2707, and for breach of contract. On May 9, 2012, Redbox moved to dismiss the amended complaint. On July 23, 2012, the court dismissed the added retention claims, except to the extent that plaintiffs seek injunctive, non-monetary relief. On August 16, 2013, the court granted summary judgment in Redbox's favor on all remaining claims, and entered a final judgment for Redbox. On September 16, 2013, plaintiff filed a notice of appeal. On October 23, 2014, the U.S. Court of Appeals for the Seventh Circuit affirmed the district court’s judgment in Redbox’s favor.
Other Contingencies
During the year ended December 31, 2013, we resolved a previously disclosed loss contingency related to a supply agreement and recorded a benefit of $11.4 million in the direct operating line item in our Consolidated Statements of Comprehensive Income.